BANK LOAN	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
BANK LOAN

13. BANK LOAN

On April 21, 2021, the Company’s subsidiary, Wuxi Jinbang entered into a line of credit agreement of $219,691 (RMB1,400,000) with Jiangsu Changjiang Commercial Bank with an annual interest rate of 8.40%. The Company pays interest monthly, the principal balance is due no more than 72 months, and the credit agreement expires on April 20, 2027. In April 2023, the Company paid off the entire balance of the line of credit.

On September 26, 2023, Wuxi Jinbang drew RMB1,000,000 ($140,847) from the above credit agreement pursuit to the same term above. The Company recorded the amount in long-term loan, the balance was $137,605 and $140,847 as of June 30, 2024 and December 31, 2023.

For the six months ended June 30, 2024 and 2023, the Company recorded interest expenses of $5,168 and $4,656, respectively.